LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
LEASES [Text Block]

10. LEASES

The Company's leases primarily consist of administrative real estate leases in Germany and the United States. Management has determined all the Company's leases are operating leases through March 31, 2024. Information regarding the Company's leases is as follows:

	Three months ended March 31, 2024	Three months ended March 31, 2023
Components of lease expense
Operating lease expense	$165	$316
Short-term lease expense	142	55
Sublease income	(84)	-
Total lease expense	$223	$371

Other Information
Operating cash flows from operating leases	$345	$324
ROU assets obtained in exchange for new operating lease liabilities	1,247	97
Weighted-average remaining lease term in years for operating leases	3.7	2.9
Weighted-average discount rate for operating leases	8.9%	7.7%

Maturities of operating lease liabilities as of March 31, 2024 are as follows:

Thousands of United States dollars	Operating Leases
2024	$794
2025	766
2026	678
2027	505
2028	322
Thereafter	28
Total future lease payments	3,093
Less: imputed interest	(473)
Total lease liabilities	2,620
Less: current lease liabilities	(803)
Total non-current lease liabilities	$1,817

Some of the Company's leases contain renewal options to continue the leases for another term equivalent to the original term, which are generally up to five years. The lease liabilities above include renewal terms that management has executed or is reasonably certain of renewing, which only included leases that would have expired in 2024.

In April 2024, the Company began leasing 4,184 sq. ft. of office space in Fort Lauderdale, FL, for $8,000 a month, pursuant to a lease agreement that expires in March 2028.

The Company began subleasing retail space in Miami, Florida to a third party during the third quarter of 2023. The sublease agreement is effective through November 30, 2026 and contains one option to renew for five more years. The Company began subleasing warehousing and office space in Carlsbad, CA to a third party during the fourth quarter of 2023. The sublease is effective through August 31, 2027 and does not contain renewal options.

See Note 8 for discussion of impairment of operating lease right of use assets during the three months ended March 31, 2024.

14. LEASES

The Company's leases primarily consist of administrative real estate leases in Germany and the United States. Management has determined all the Company's leases are operating leases through December 31, 2023. Information regarding the Company's leases is as follows:

Thousands of United States dollars	Year ended December 31, 2023	Year ended December 31, 2022
Components of lease expense
Operating lease expense	$1,211	$937
Short-term lease expense	324	308
Sublease income	(71)	-
Total lease expense	$1,464	$1,245

Other Information
Operating cash outflows from operating leases	$1,403	$859
ROU assets obtained in exchange for new operating lease liabilities	245	2,609
Weighted-average remaining lease term in years for operating leases	2.7	3.5
Weighted-average discount rate for operating leases	7.9%	7.9%

Maturities of operating lease liabilities as of December 31, 2023 are as follows:

Thousands of United States dollars	Operating Leases
2024	$900
2025	460
2026	374
2027	192
Total future lease payments	1,926
Less: imputed interest	(185)
Total lease liabilities	1,741
Less: current lease liabilities	(799)
Total non-current lease liabilities	$942

Most of the Company's leases contain renewal options to continue the leases for another term equivalent to the original term, which are generally up to two years. The lease liabilities above include renewal terms that management has executed or is reasonably certain of renewing, which only included leases that would have expired in 2023.

The Company's operating lease of warehousing and office space for Vessel Brand Inc. expires August 31, 2027. The lease includes an option to extend the lease term for the entire space for a period of five years at the end of the current lease term. At December 31, 2023, the renewal option is not included in the related operating right of use asset recorded. At the end of 2022, the Company decided to move Vessel's operations and to consolidate them with JustCBD's operations in Florida. See Note 11. The Company began subleasing this space to a third party during the fourth quarter of 2023. The sublease is effective through August 31, 2027 and does not contain renewal options.

The Company's operating lease of retail space in Miami, FL expires November 30, 2026. The lease includes an option to extend the lease term for the entire space for a period of five years at the end of the current lease term. At December 31, 2023, the renewal option is not included in the related operating right of use asset recorded. The Company began subleasing this retail space to a third party during the third quarter of 2023. The sublease agreement is effective through November 30, 2026 and contains one option to renew for five more years.

The Company's operating lease of manufacturing and warehousing for High Roller Private Label LLC expires June 30, 2024. The lease does not contain a renewal option.

The Company’s operating lease of warehousing and office space for Just Brands LLC expires April 30, 2024. The lease does not contain a renewal option. In January 2024, the Company began leasing 14,280 sq. ft. of warehousing space in Pompano Beach, FL, for $20,000 a month, pursuant to a lease agreement that expires in February 2029. In March 2024, the Company began leasing 4,184 sq. ft. of office space in Fort Lauderdale, FL, for $8,000 a month, pursuant to a lease agreement that expires in March 2028.

TruHC Pharma GmbH [Member]
Lessee, Lease, Description [Line Items]
LEASES [Text Block]

8.  LEASE

The Company’s lease consists of an administrative real estate lease in Germany. Management has determined the Company’s lease is an operating lease through March 31, 2024. Information regarding the Company’s lease is as follows:

	For the Three Months Ended March 31, 2024	For the Three Months Ended March 31, 2023
Components of lease expense
Operating lease expense	€29,970	€31,516
Total lease expense	€29,970	€31,516

Other Information
Operating cash flows from operating leases	€26,343	€26,343
ROU assets obtained in exchange for new operating lease liabilities	€-	€-
Weighted-average remaining lease term in years for operating leases	6.08	7.08
Weighted-average discount rate for operating leases	8.77%	8.77%

Maturities of operating lease liabilities as of March 31, 2024 are as follows:

Operating Leases
2024	€79,030
2025	105,373
2026	105,373
2027	105,373
2028	105,373
Thereafter	140,497
Total future lease payments	641,019
Less: imputed interest	145,612
Total lease liabilities	495,407
Less: current lease liabilities	(64,477)
Total non-current lease liabilities	€430,930

The Company's operating lease expires on April 30, 2025. The lease includes an option to extend the lease term for the entire space for a period of 5 years at the end of the current lease term. At March 31, 2024, the renewal option is included in the related operating right of use asset recorded because management is reasonably certain of renewing.

8.  LEASE

The Company’s lease consist of an administrative real estate lease in Germany. Management has determined the Company’s lease is an operating lease through December 31, 2023. Information regarding the Company’s lease is as follows:

	Year ended December 31, 2023	For the period from February 17, 2022 to December 31, 2022
Components of lease expense
Operating lease expense	€123,105	€84,783
Total lease expense	€123,105	€84,783

Other Information
Operating cash flows from operating leases	€105,373	€70,249
ROU assets obtained in exchange for new operating lease liabilities	€-	€604,294
Weighted-average remaining lease term in years for operating leases	6.33	7.33
Weighted-average discount rate for operating leases	8.77%	8.77%

Maturities of operating lease liabilities as of December 31, 2023 are as follows:

Operating Leases
2024	€105,373
2025	105,373
2026	105,373
2027	105,373
2028	105,373
Thereafter	140,497
Total future lease payments	667,362
Less: imputed interest	(156,698)
Total lease liabilities	510,664
Less: current lease liabilities	(63,083)
Total non-current lease liabilities	€447,581

The Company's operating lease expires on April 30, 2025. The lease includes an option to extend the lease term for the entire space for a period of 5 years at the end of the current lease term. At December 31, 2023, the renewal option is included in the related operating right of use asset recorded because management is reasonably certain of renewing.